FMI International Fund
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 95.1% (1)
COMMON STOCKS - 90.4% (1)
COMMERCIAL SERVICES SECTOR - 4.2%
	Advertising/Marketing Services - 1.8%
6,800,000	WPP PLC (Jersey) (a)	$71,276,367
	Miscellaneous Commercial Services - 2.4%
2,600,000	Genpact Ltd. (Bermuda)	97,682,000
CONSUMER DURABLES SECTOR - 2.1%
	Electronics/Appliances - 2.1%
10,340,000	Howden Joinery Group PLC (Britain) (a)	84,481,818
CONSUMER NON-DURABLES SECTOR - 10.7%
	Beverages: Alcoholic - 1.9%
1,825,000	Diageo PLC (Britain) (a)	78,458,739
	Food: Specialty/Candy - 5.4%
38,000	Barry Callebaut AG (Switzerland) (a)	73,419,052
4,425,000	Greggs PLC (Britain) (a)	143,746,979
		217,166,031
	Household/Personal Care - 3.4%
2,625,000	Unilever PLC (Britain) (a)	136,695,151
CONSUMER SERVICES SECTOR - 8.8%
	Other Consumer Services - 3.5%
52,000	Booking Holdings Inc. (United States) (2)	140,417,160
	Restaurants - 5.3%
1,935,000	Sodexo S.A. (France) (a)	213,077,636
DISTRIBUTION SERVICES SECTOR - 12.4%
	Medical Distributors - 2.4%
1,325,000	DKSH Holding AG (Switzerland) (a)	98,623,604
	Wholesale Distributors - 10.0%
1,620,000	Ferguson PLC (Jersey) (a)	255,882,090
6,115,000	Rexel S.A. (France) (a)	151,126,044
		407,008,134
ELECTRONIC TECHNOLOGY SECTOR - 10.7%
	Aerospace & Defense - 4.5%
1,175,000	Safran S.A. (France) (a)	184,134,384
	Computer Processing Hardware - 4.7%
2,130,000	Sony Group Corp. (Japan) (a)	192,275,549
	Electronic Equipment/Instruments - 1.5%
3,340,000	Yokogawa Electric Corp. (Japan) (a)	61,827,190
FINANCE SECTOR - 8.4%
	Finance/Rental/Leasing - 2.2%
1,300,000	Ashtead Group PLC (Britain) (a)	90,130,354
	Major Banks - 4.2%
3,790,000	DBS Group Holdings Ltd. (Singapore) (a)	88,507,046
148,400,000	Lloyds Banking Group PLC (Britain) (a)	82,265,504
		170,772,550
	Multi-Line Insurance - 2.0%
1,110,000	Arch Capital Group Ltd. (Bermuda) (2)	83,083,500
HEALTH SERVICES SECTOR - 2.2%
	Medical/Nursing Services - 2.2%
1,885,000	Fresenius Medical Care AG & Co. KGaA (Germany) (a)	90,086,497
HEALTH TECHNOLOGY SECTOR - 8.5%
	Medical Specialties - 5.4%
4,694,999	Koninklijke Philips N.V. (Netherlands) (a) (2)	101,729,893
7,190,000	Smith & Nephew PLC (Britain) (a)	115,998,880
		217,728,773
	Pharmaceuticals: Major - 3.1%
405,000	Roche Holding AG (Switzerland) (a)	123,715,374
INDUSTRIAL SERVICES SECTOR - 2.2%
	Contract Drilling - 2.2%
1,845,000	Schlumberger Ltd. (Curacao)	90,626,400
PROCESS INDUSTRIES SECTOR - 1.5%
	Chemicals: Specialty - 1.5%
1,415,000	NOF Corp. (Japan) (a)	60,786,906
PRODUCER MANUFACTURING SECTOR - 6.1%
	Building Products - 1.9%
6,050,000	Sanwa Holdings Corp. (Japan) (a)	78,765,904
	Electrical Products - 1.4%
2,650,000	Smiths Group PLC (Britain) (a)	55,442,749
	Industrial Conglomerates - 1.4%
1,155,000	Jardine Matheson Holdings Ltd. (Bermuda) (a)	58,570,284
	Industrial Machinery - 1.0%
1,877,000	Nabtesco Corp. (Japan) (a)	41,485,074
	Trucks/Construction/Farm Machinery - 0.4%
660,564	Weir Group PLC (Britain) (a)	14,747,549
RETAIL TRADE SECTOR - 8.2%
	Discount Stores - 6.1%
35,000,000	B&M European Value Retail S.A. (Luxembourg) (a)	247,882,055
	Specialty Stores - 2.1%
13,825,000	CK Hutchison Holdings Ltd. (Cayman Islands) (a)	84,378,728
TECHNOLOGY SERVICES SECTOR - 4.4%
	Packaged Software - 4.4%
1,320,000	SAP SE (Germany) (a)	180,322,223
	Total common stocks (cost $3,166,840,606)	3,671,648,683

PREFERRED STOCK - 4.7% (1)
ELECTRONIC TECHNOLOGY SECTOR - 4.7%
	Telecommunications Equipment - 4.7%
4,170,000	Samsung Electronics Co. Ltd. (South Korea) (a)	189,231,707
	Total preferred stock (cost $106,839,392)	189,231,707
	Total long-term investments (cost $3,273,679,998)	3,860,880,390

SHORT-TERM INVESTMENTS - 3.8% (1)
	Money Market Fund - 3.8%
155,924,727	First American Treasury Obligations Fund, Cl X, 5.04% (3)	155,924,727

Principal Amount
	Bank Deposit Account - 0.0%
$121,261	U.S. Bank N.A., 5.05% (4)(5)	121,261
	Total short-term investments (cost $156,045,988)	156,045,988
	Total investments - 98.9% (cost $3,429,725,986)	4,016,926,378
	Other assets, less liabilities - 1.1% (1)	42,680,326
	TOTAL NET ASSETS - 100.0%	$4,059,606,704

(a)
Security does not trade during New York Stock Exchange hours, provided that certain foreign exchanges may trade during a portion of the New York Stock Exchange hours, and has been valued in accordance with the Fund’s pricing procedures and has been classified as level 2. As of June 30, 2023 the aggregate value of these securities was $3,449,071,330.

(1)	Percentages for the various classifications relate to total net assets.
(2)	Non-income producing security.
(3)	The rate quoted is the annualized 7-day yield as of June 30, 2023.
(4)	The rate shown is as of June 30, 2023.
(5)	This $121,261 security is held as collateral for certain forward currency contracts.
PLC	- Public Limited Company

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2023 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				June 30, 2023			June 30, 2023	Unrealized
Settlement			Currency to	of Currency to		Currency to	of Currency to	Appreciation
Date	Counterparty		be Delivered	be Delivered		be Received	be Received	(Depreciation)
7/21/2023	State Street Bank and Trust Co.	930,000,000	British Pound	$1,181,288,914	1,161,658,350	U.S. Dollar	$1,161,658,350	$(19,630,564)
7/21/2023	The Bank of New York Mellon	695,000,000	Euro	759,231,118	766,466,850	U.S. Dollar	766,466,850	7,235,732
7/21/2023	JPMorgan Chase Bank, N.A.	635,000,000	Hong Kong Dollar	81,069,870	81,279,896	U.S. Dollar	81,279,896	210,026
7/21/2023	The Bank of New York Mellon	50,000,000,000	Japanese Yen	347,703,821	380,792,811	U.S. Dollar	380,792,811	33,088,990
7/21/2023	JPMorgan Chase Bank, N.A.	105,000,000	Singapore Dollar	77,702,415	79,407,094	U.S. Dollar	79,407,094	1,704,679
7/21/2023	State Street Bank and Trust Co.	195,000,000,000	South Korea Won	148,143,010	148,046,919	U.S. Dollar	148,046,919	(96,091)
7/21/2023	JPMorgan Chase Bank, N.A.	250,000,000	Swiss Franc	279,960,646	281,444,280	U.S. Dollar	281,444,280	1,483,634
				$2,875,099,794			$2,899,096,200	$23,996,406

FMI International Fund

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2023, based on the inputs used to value them:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Assets:
Level 1 - Common Stocks [1]	$411,809,060	$-
Level 1 - Money Market Fund	155,924,727	-
Level 1 - Bank Deposit Account	121,261	-
Total Level 1	567,855,048	-
Level 2 - Common Stocks [1]	3,259,839,623	-
Level 2 - Preferred Stocks [1]	189,231,707	-
Level 2 - Forward Currency Contracts	-	43,723,061
Total Level 2	3,449,071,330	43,723,061
Level 3 -	-	-
Total Assets	4,016,926,378	43,723,061
Liabilities:
Level 2 - Forward Currency Contracts	---	(19,726,655)
Total	4,016,926,378	$23,996,406

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

[1] See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models. These models may use pricing curves based on market inputs including current exchange rates or indices. These curves are combined with volatility factors to value the overall positions. The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were seven forward currency contracts with an average quarterly value of $2,597,485,704 outstanding during the nine month period ending June 30, 2023. These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”) the International Fund posts collateral, in the form of cash or cash equivalents to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.